UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LMM, LLC
Address: 100 International Drive
         Baltimore, MD  21202

13F File Number:  28-6399

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nick Milano
Title:     Chief Compliance Officer
Phone:     410-539-0000

Signature, Place, and Date of Signing:

     Nick Milano     Baltimore, MD     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $2,123,663 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    75900  6900000 SH       DEFINED 1             6900000        0        0
AFLAC INC                      COM              001055102    53205   980000 SH       DEFINED 1              980000        0        0
AMAZON COM INC                 COM              023135106    52951   390000 SH       DEFINED 1              390000        0        0
APOLLO INVT CORP               COM              03761U106    13071  1026717 SH       DEFINED 1             1026717        0        0
ARES CAP CORP                  COM              04010L103    30805  2078583 SH       DEFINED 1             2078583        0        0
ASSURED GUARANTY LTD           COM              G0585R106   127426  5800000 SH       DEFINED 1             5800000        0        0
BANK OF AMERICA CORPORATION    COM              060505104    35700  2000000 SH       DEFINED 1             2000000        0        0
BOYD GAMING CORP               COM              103304101    41496  4200000 SH       DEFINED 1             4200000        0        0
BROADWIND ENERGY INC           COM              11161T108     7936  1775200 SH       DEFINED 1             1775200        0        0
CA INC                         COM              12673P105    32858  1400000 SH       DEFINED 1             1400000        0        0
CIGNA CORP                     COM              125509109    25606   700000 SH       DEFINED 1              700000        0        0
CITIGROUP INC                  COM              172967101    92915 22941800 SH       DEFINED 1            22941800        0        0
CLEARWIRE CORP NEW             CL A             18538Q105    20048  2800000 SH       DEFINED 1             2800000        0        0
CORINTHIAN COLLEGES INC        COM              218868107     6755   384012 SH       DEFINED 1              384012        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702    84622  5800000 SH       DEFINED 1             5800000        0        0
EASTMAN KODAK CO               COM              277461109   104220 18000000 SH       DEFINED 1            18000000        0        0
EXPEDIA INC DEL                COM              30212P105    63623  2550000 SH       DEFINED 1             2550000        0        0
FIFTH THIRD BANCORP            CNV PFD DEP1/250 316773209    54103   380000 SH       DEFINED 1              380000        0        0
GENWORTH FINL INC              COM CL A         37247D106    84364  4600000 SH       DEFINED 1             4600000        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104    85260  3000000 SH       DEFINED 1             3000000        0        0
HUMAN GENOME SCIENCES INC      COM              444903108    14345   475000 SH       DEFINED 1              475000        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    17528   950000 SH       DEFINED 1              950000        0        0
JPMORGAN CHASE & CO            *W EXP 10/28/201 46634E114    30740  2000000 SH       DEFINED 1             2000000        0        0
LENNAR CORP                    CL A             526057104    41687  2422244 SH       DEFINED 1             2422244        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100    87089 53758302 SH       DEFINED 1            53758302        0        0
MANNKIND CORP                  COM              56400P201    21079  3213209 SH       DEFINED 1             3213209        0        0
MARKET LEADER INC              COM              57056R103     8891  4513007 SH       DEFINED 1             4513007        0        0
MGIC INVT CORP WIS             COM              552848103    41686  3800000 SH       DEFINED 1             3800000        0        0
MGM MIRAGE                     COM              552953101    34797  2899725 SH       DEFINED 1             2899725        0        0
MONSTER WORLDWIDE INC          COM              611742107    48096  2895600 SH       DEFINED 1             2895600        0        0
NII HLDGS INC                  CL B NEW         62913F201    95864  2300000 SH       DEFINED 1             2300000        0        0
PRUDENTIAL FINL INC            COM              744320102    51425   850000 SH       DEFINED 1              850000        0        0
PULTE HOMES INC                COM              745867101    30045  2670581 SH       DEFINED 1             2670581        0        0
RED HAT INC                    COM              756577102    55613  1900000 SH       DEFINED 1             1900000        0        0
RYLAND GROUP INC               COM              783764103    29884  1331687 SH       DEFINED 1             1331687        0        0
SLM CORP                       COM              78442P106    46839  3741132 SH       DEFINED 1             3741132        0        0
SOLAR CAP LTD                  COM              83413U100     9513   450000 SH       DEFINED 1              450000        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100    90060 23700000 SH       DEFINED 1            23700000        0        0
SYNOVUS FINL CORP              COM              87161C105    12173  3700000 SH       DEFINED 1             3700000        0        0
UAL CORP                       COM NEW          902549807   142734  7300000 SH       DEFINED 1             7300000        0        0
XL CAP LTD                     CL A             G98255105    92610  4900000 SH       DEFINED 1             4900000        0        0
YAHOO INC                      COM              984332106    28101  1700000 SH       DEFINED 1             1700000        0        0